Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2013	$ 578,336	$ 83	$ 0	$ 16	$ 237,212	$ 341,025
Net income/(loss)	14,634					14,634
Issuance of preferred stock	132,924			55	132,869
Share based compensation	120				120
Preferred share dividends	(7,557)					(7,557)
Common share dividends	(18,358)					(18,358)
Balance at Dec. 31, 2014	700,099	83	0	71	370,201	329,744
Net income/(loss)	(47,944)					(47,944)
Repurchase of preferred stock and cancelled	(590)				(590)
Share based compensation	120				120
Preferred share dividends	(14,200)					(14,200)
Common share dividends	(3,339)					(3,339)
Balance at Dec. 31, 2015	634,146	83	0	71	369,731	264,261
Net income/(loss)	(55,966)					(55,966)
Issuance of common stock	16,115	16			16,099
Repurchase of common stock	(120)		(120)
Repurchase of preferred stock and cancelled	(1,710)			(1)	(1,709)
Share based compensation	120				120
Preferred share dividends	(14,049)					(14,049)
Balance at Dec. 31, 2016	$ 578,536	$ 99	$ (120)	$ 70	$ 384,241	$ 194,246